Share-based payment arrangements (Tables)	12 Months Ended
Dec. 31, 2018
Share-based payment arrangements
Assumptions used in valuation of options

	2018		2017		2016
Expected volatility	17%		19%		19%
Dividend yield	3.1%		4.7%		4.9%
Expected term	6	years	6	years	6	years
Risk-free interest rate	(0.1)%		(0.1)%		(0.5)%

Summary of activity related to options

			Weighted-	Weighted-	Aggregate
			average	average	intrinsic
			exercise	remaining	value
	Number of	Number of	price	contractual	(in millions
	options	shares	(in Swiss	term	of Swiss
	(in millions)	(in millions)(1)	francs)(2)	(in years)	francs)(3)
Outstanding at January 1, 2018	390.6	78.1	21.06
Granted	71.3	14.3	23.50
Exercised (4)	(10.3)	(2.1)	16.66
Forfeited	(6.7)	(1.3)	21.86
Outstanding at December 31, 2018	444.9	89.0	21.54	3.0	—

Vested and expected to vest at December 31, 2018	439.4	87.9	21.52	3.0	—
Exercisable at December 31, 2018	250.5	50.1	20.76	1.7	—
(1)	Information presented reflects the number of ABB Ltd shares that can be received upon exercise, as options have a conversion ratio of 5:1.
(2)	Information presented reflects the exercise price per ABB Ltd share.
(3)

Options outstanding at December 31, 2018, did not have any intrinsic value as the closing price, in Swiss francs, of ABB Ltd shares on the SIX Swiss Exchange was below the various exercise prices per share.

(4)	The cash received upon exercise amounted to approximately $35 million. The shares were delivered out of treasury stock.

Summary of options by exercise price

			Weighted-
			average
	Number of	Number of	remaining
	options	shares	contractual
Exercise price (in Swiss francs)(1)	(in millions)	(in millions)(2)	term (in years)
21.50	81.0	16.2	0.4
21.00	72.3	14.5	1.7
19.50	78.1	15.6	2.6
21.50	74.2	14.8	3.7
22.50	68.7	13.7	4.6
23.50	70.7	14.1	5.7
Total number of options and shares	444.9	89.0	3.0
(1)	Information presented reflects the exercise price per share of ABB Ltd.
(2)	Information presented reflects the number of shares of ABB Ltd that can be received upon exercise.

Summary of activity, WARs

Number of WARs
(in millions)
Outstanding at January 1, 2018	37.1
Granted	10.9
Exercised	(6.3)
Forfeited	(0.5)
Outstanding at December 31, 2018	41.2

Exercisable at December 31, 2018	14.4

Assumptions used for ESAP fair value calculation

	2018		2017		2016
Expected volatility	19%		17%		20%
Dividend yield	4.1%		3.1%		3.7%
Expected term	1	year	1	year	1	year
Risk-free interest rate	(0.6)%		(0.6)%		(0.7)%

Summary of activity, ESAP

		Weighted-	Weighted-	Aggregate
		average	average	intrinsic
		exercise	remaining	value
	Number of	price	contractual	(in millions
	shares	(in Swiss	term	of Swiss
	(in millions)(1)	francs)(2)	(in years)	francs)(2)(3)
Outstanding at January 1, 2018	2.9	26.26
Granted	3.6	20.38
Forfeited	(0.2)	26.01
Not exercised (savings returned plus interest)	(2.7)	26.26
Outstanding at December 31, 2018	3.6	20.38	0.8	—

Vested and expected to vest at December 31, 2018	3.4	20.38	0.8	—
Exercisable at December 31, 2018	—	—	—	—
(1)	Includes shares represented by ADS.
(2)	Information presented for ADS is based on equivalent Swiss franc denominated awards.
(3)	Options outstanding at December 31, 2018, did not have any intrinsic value as the closing price, in Swiss francs, of ABB Ltd shares on the SIX Swiss Exchange was below the exercise price per share.

Summary of activity, LTIP

		Weighted-
		average
		grant-date
	Number of Shares	fair value
	Conditionally Granted	per share
	(in millions)	(Swiss francs)
Nonvested at January 1, 2018	1.4	21.47
Granted	0.8	21.97
Vested	(0.7)	21.78
Forfeited	(0.2)	21.50
Nonvested at December 31, 2018	1.3	21.61